Related Party Transactions (Details Narrative) (10-K) - USD ($)			3 Months Ended						9 Months Ended		12 Months Ended
	Jun. 01, 2019	Jun. 01, 2019	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Oct. 02, 2018
Number of common stock shares issued, value			$ 150,000	$ 132,500	$ 64,500	$ 80,000	$ 20,000	$ 10,000			$ 160,000	$ 81,000
Debt converted into shares, amount											$ 20	$ 20
Debt converted into shares									68,093		9,664	8,926
Accrued interest											$ 84,475	$ 72,638
Outstanding amount			$ 77,591						$ 77,591		$ 58,165
Common stock to be issued, shares			173,726						173,726		461,553
Common stock vesting percentage	25.00%
Amortization of deferred compensation and beneficial conversion interest expense										$ 91,177	$ 91,177	121,570
Mr. Biderman [Member]
Issuance of common stock to accredited investors in private placements											200,000
Number of common stock shares issued, value											$ 100,000
Additional paid in capital to accrued finder fee													$ 7,500
Accrued interest											$ 1,959	7,895
Officers [Member]
Issuance of common stock to accredited investors in private placements										1,150,000	1,150,000
Number of common stock shares issued, value										$ 575,000	$ 575,000
Debt interest rate			6.00%						6.00%		6.00%
Loan from officers			$ 48,052			$ 53,712			$ 48,052	53,712	$ 144,507	77,326
Interest on loans									3,625	$ 38,545	15,467	44,274
Outstanding amount											$ 58,165	$ 777,712
Messrs Durando, Dotoli and Smiley [Member]
Issuance of common stock to accredited investors in private placements											800,000
Number of common stock shares issued, value											$ 400,000
Mr. Biderman [Member]
Issuance of common stock to accredited investors in private placements											200,000
Number of common stock shares issued, value											$ 100,000
Consultants [Member]
Issuance of common stock to accredited investors in private placements											150,000
Number of common stock shares issued, value											$ 75,000
Related Parties and Consultants [Member]
Issuance of common stock to accredited investors in private placements											3,898,733
Number of common stock shares issued, value											$ 1,883,445
Common stock to be issued, shares											329,553
Mr. Smiley [Member]
Debt converted into shares, amount									$ 15,500
Debt converted into shares									62,000
Legal and consulting expenses									$ 15,500		$ 9,000
Mr. Bhatnagar [Member]
Issuance of common stock to accredited investors in private placements									2,620,899		2,620,899
Number of common stock shares issued, value											$ 1,310,449
Mr. Cutchens [Member]
Number of common stock shares granted		231,635
Common stock vesting percentage		25.00%							25.00%
Microphase Corporation [Member]
Company owed amount			$ 32,545						$ 32,545		32,545
Palladium Capital Advisors [Member] | Mr. Biderman [Member]
Debt converted into shares, amount											$ 186,000
Debt converted into shares											372,000
Eagle Strategic Advisors [Member] | Mr. Biderman [Member]
Debt converted into shares, amount											$ 132,234
Debt converted into shares											276,205